Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other receivables.
Schedule of trade and other receivables

	June 30, 2024	December 31, 2023
Trade receivables	47,635	45,442
Deposits and prepayments	2,695	3,250
VAT refundable	4,028	3,192
Other receivables	60	19
Total	54,418	51,903